UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7606

Nuveen Connecticut Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Premium Income Municipal Fund (NTC)
	August 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.6% (1.1% of Total Investments)
$ 1,305	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 1,298,958
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 38.7% (26.3% of Total Investments)
925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School,	7/13 at 100.00	A	940,808
	Series 2003B, 5.000%, 7/01/33 – NPFG Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	N/R	489,315
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
305	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	N/R	306,732
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/20 at 100.00	A–	1,048,230
	Series 2010-O, 5.000%, 7/01/40
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Horace Bushnell	1/11 at 100.50	Baa1	756,053
	Memorial Hall, Series 1999A, 5.625%, 7/01/29 – NPFG Insured
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	A2	957,600
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/16 at 100.00	A–	1,032,590
	Series 2006H, 5.000%, 7/01/36 – AMBAC Insured
1,595	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	A	1,718,118
	Series 2007-I, 5.000%, 7/01/25 – NPFG Insured
270	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,	7/17 at 100.00	N/R	271,612
	Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
1,375	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/14 at 100.00	A+	1,538,873
	Series 2004H, 5.000%, 7/01/21 – NPFG Insured
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	BBB–	1,992,120
	Hartford, Series 2002E, 5.250%, 7/01/32 – RAAI Insured
1,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/16 at 100.00	BBB–	1,020,989
	Hartford, Series 2006G, 5.250%, 7/01/36 – RAAI Insured
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	879,840
	Series 2010G, 5.000%, 7/01/35
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/13 at 100.00	AAA	1,567,425
	Series 2003X-1, 5.000%, 7/01/42 (UB)
3,550	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	3,814,049
	Series 2007Z-1, 5.000%, 7/01/42 (UB)
6,150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	6,695,376
	Series 2007Z-3, 5.050%, 7/01/42 (UB)
245	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/10 at 101.00	AAA	250,380
	Program, Series 1999A, 6.000%, 11/15/18 – AMBAC Insured (Alternative Minimum Tax)
610	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/11 at 100.00	Aa2	622,609
	Program, Series 2001A, 5.250%, 11/15/18 – NPFG Insured (Alternative Minimum Tax)
1,000	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/18 –	1/14 at 100.00	AA	1,107,000
	NPFG Insured
1,220	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 –	2/15 at 100.00	AAA	1,415,310
	AGM Insured
685	University of Connecticut, General Obligation Bonds, Series 2006A, 5.000%, 2/15/23 –	2/16 at 100.00	AA	766,741
	FGIC Insured
535	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA	613,736
225	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	258,901
1,000	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%,	11/12 at 101.00	Aa2	1,107,020
	11/15/19 – FGIC Insured
29,090	Total Education and Civic Organizations			31,171,427
	Health Care – 15.2% (10.3% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,
	Series 2002B:
500	5.500%, 7/01/21 – RAAI Insured	7/12 at 101.00	N/R	497,945
700	5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	N/R	684,285
645	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut	7/11 at 100.00	N/R	648,057
	Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
800	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	811,944
500	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	N/R	499,495
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special
	Care, Series 2007C:
385	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	377,134
150	5.250%, 7/01/37 – RAAI Insured	7/17 at 100.00	BBB–	144,353
2,620	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aa3	2,711,543
	Series 2006, 5.000%, 7/01/32 – AGM Insured
1,395	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	Aa3	1,453,227
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured
3,000	Connecticut Health and Educational Facilities Authority, Revenue Refunding Bonds, Middlesex	1/11 at 100.00	A2	3,000,180
	Health Services, Series 1997H, 5.125%, 7/01/27 – NPFG Insured
1,000	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Ascension Health	11/19 at 100.00	Aa1	1,055,020
	Series 2010A, 5.000%, 11/15/40
350	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Catholic Health East	11/20 at 100.00	A1	362,880
	Series 2010, 4.750%, 11/15/29
12,045	Total Health Care			12,246,063
	Housing/Multifamily – 2.5% (1.7% of Total Investments)
1,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1999D-2,	12/10 at 100.00	AAA	1,001,020
	6.200%, 11/15/41 (Alternative Minimum Tax)
960	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	970,061
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
1,960	Total Housing/Multifamily			1,971,081
	Housing/Single Family – 9.7% (6.6% of Total Investments)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C:
1,000	5.300%, 11/15/33 (Alternative Minimum Tax)	11/10 at 100.00	AAA	1,000,890
500	5.450%, 11/15/43 (Alternative Minimum Tax)	11/10 at 100.00	AAA	500,510
1,675	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5,	5/13 at 100.00	AAA	1,710,091
	5.050%, 11/15/34
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
205	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	206,587
220	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	220,486
2,045	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	2,122,137
	4.650%, 11/15/27
2,000	Connecticut Housing Finance Authority, Single Family Housing Mortgage Finance Program Bonds,	11/19 at 100.00	AAA	2,059,180
	Series 2010-A2, 4.500%, 11/15/30
7,645	Total Housing/Single Family			7,819,881
	Long-Term Care – 3.6% (2.4% of Total Investments)
320	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	10/10 at 100.00	BBB–	320,544
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
540	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	9/10 at 101.00	BBB–	545,972
	Connecticut Baptist Homes Inc., Series 1999, 5.500%, 9/01/15 – RAAI Insured
	Connecticut Development Authority, Revenue Refunding Bonds, Duncaster Inc., Series 1999A:
1,000	5.250%, 8/01/19 – RAAI Insured	2/11 at 101.00	BBB	1,011,150
1,000	5.375%, 8/01/24 – RAAI Insured	2/11 at 101.00	BBB	1,008,630
2,860	Total Long-Term Care			2,886,296
	Tax Obligation/General – 20.8% (14.2% of Total Investments)
750	Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 2002A, 5.375%, 8/15/19 –	8/12 at 100.00	A1	788,745
	FGIC Insured
1,110	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AA	1,235,164
2,000	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	2,221,680
1,300	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AAA	1,472,042
500	Connecticut State, General Obligation Bonds, Series 2006E, 5.000%, 12/15/20	12/16 at 100.00	AA	587,860
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
775	5.000%, 8/01/20 – AGM Insured	8/15 at 100.00	AAA	884,128
525	4.375%, 8/01/24 – AGM Insured	8/15 at 100.00	AAA	554,143
500	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	A1	575,975
500	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	625,390
1,860	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	A	2,089,710
	NPFG Insured
1,420	Regional School District 16, Connecticut, General Obligation Bonds, Series 2003, 5.000%,	3/13 at 101.00	A1	1,564,229
	3/15/16 – AMBAC Insured
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
465	5.000%, 6/15/17	No Opt. Call	AA+	566,179
460	5.000%, 6/15/19	No Opt. Call	AA+	570,119
1,000	5.000%, 6/15/21	No Opt. Call	AA+	1,250,240
1,500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	1,766,880
14,665	Total Tax Obligation/General			16,752,484
	Tax Obligation/Limited – 25.4% (17.3% of Total Investments)
380	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.700%, 10/15/10	No Opt. Call	BBB	381,516
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue
	Bonds, Series 2006F:
1,300	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AAA	1,374,945
1,000	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AAA	1,047,010
1,945	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Child Care Facilities	1/11 at 101.00	N/R	1,957,409
	Program, Series 1999C, 5.625%, 7/01/29 – AMBAC Insured
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,000	5.000%, 12/01/20 – AMBAC Insured	12/12 at 100.00	AA	2,165,980
1,000	5.000%, 12/01/21 – AMBAC Insured	12/12 at 100.00	AA	1,081,830
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AA	552,555
	5.000%, 1/01/23 – FGIC Insured
1,750	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AA	1,945,738
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
1,100	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,191,278
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
960	0.000%, 7/01/32 – FGIC Insured	No Opt. Call	A3	250,656
2,615	0.000%, 7/01/33 – FGIC Insured	No Opt. Call	A3	635,550
2,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	8/12 at 100.00	AAA	2,136,720
2,400	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AAA	2,674,968
975	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,029,893
	2010A, 5.375%, 8/01/39
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%,	10/14 at 100.00	AAA	1,088,250
	10/01/19 – AGM Insured
895	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	924,320
	Series 2010A, 5.000%, 10/01/29
21,820	Total Tax Obligation/Limited			20,438,618
	Transportation – 0.9% (0.6% of Total Investments)
750	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A,	4/11 at 101.00	A	761,010
	5.125%, 10/01/26 – NPFG Insured (Alternative Minimum Tax)
	U.S. Guaranteed – 9.1% (6.2% of Total Investments) (4)
650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	N/R (4)	684,509
	Series 2001D, 5.500%, 7/01/23 (Pre-refunded 7/01/11)
40	Connecticut, General Obligation Bonds, Series 1993E, 6.000%, 3/15/12 (ETM)	No Opt. Call	AA (4)	43,542
1,500	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA (4)	1,638,450
600	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	N/R (4)	621,558
	5.500%, 5/15/41 (Pre-refunded 5/15/11)
1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,014,420
	5.500%, 10/01/40 (Pre-refunded 10/01/10)
1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21	2/13 at 100.00	AA (4)	1,227,303
	(Pre-refunded 2/15/13) – NPFG Insured
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	1,015,180
	10/01/24 (Pre-refunded 10/01/10)
1,000	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AAA	1,080,020
	4/01/12) – AGM Insured
6,890	Total U.S. Guaranteed			7,324,982
	Utilities – 8.2% (5.6% of Total Investments)
1,150	Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue	No Opt. Call	A+	1,240,356
	Bonds, Covanta Bristol Inc., Series 2005, 5.000%, 7/01/12 – AMBAC Insured
1,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/10 at 101.00	Baa1	1,011,580
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
1,070	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	1,079,641
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)
1,750	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Ba1	1,756,073
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
260	5.500%, 1/01/14 (Alternative Minimum Tax)	1/11 at 100.00	BBB	260,853
1,290	5.500%, 1/01/20 (Alternative Minimum Tax)	1/11 at 100.00	BBB	1,289,948
6,520	Total Utilities			6,638,451
	Water and Sewer – 11.3% (7.7% of Total Investments)
500	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	N/R	475,745
	Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,332,023
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
1,520	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	1,591,425
2,260	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	2,335,077
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
1,000	5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	Aa3	1,064,130
1,075	5.000%, 8/01/33 – NPFG Insured	8/13 at 100.00	Aa3	1,103,982
1,100	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	11/13 at 100.00	AA+	1,197,220
	2003A, 5.000%, 11/15/32
8,640	Total Water and Sewer			9,099,602
$ 114,190	Total Investments (cost $113,411,629) – 147.0%			118,408,853
	Floating Rate Obligations – (9.9)%			(7,965,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (22.7)% (5)			(18,300,000)
	Other Assets Less Liabilities – 5.1%			4,117,480
	Auction Rate Preferred Shares, at Liquidation Value – (19.5)% (5)			(15,725,000)
	Net Assets Applicable to Common Shares – 100%			$ 80,536,333

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$118,408,853	$ —	$118,408,853

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2010, the cost of investments was $105,509,498.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2010, were as follows:

Gross unrealized:
Appreciation	$5,664,139
Depreciation	(726,735)
Net unrealized appreciation (depreciation) of investments	$4,937,404

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 15.5% and 13.3%, respectively.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Connecticut Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         October 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         October 29, 2010